Loans to Customers - Schedule of Outstanding NPLs as Compared to Total Allowance for Impairment Losses (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Loans to customers [abstract]
Gross NPLs	₸ 327,730	₸ 244,161
Total allowance for impairment losses	₸ 295,843	₸ 242,532
Total allowance for impairment losses to Gross NPLs	90.00%	99.00%